Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2025
Changes In Organisation And Disposals [Line Items]
Changes in organization and acquisitions and disposals of subsidiaries and businesses
Note 28
Changes in organization and acquisitions and disposals of subsidiaries and businesses
Increases in ownership interests in subsidiaries and businesses
Ownership increase in UBS Securities China
In the second
quarter of 2025,
UBS AG increased
its stake in
UBS Securities China from
67 % to 100
%. The closing
of
the transaction did not affect profit or loss.
Disposals of subsidiaries and businesses
Agreement to sell Swisscard AECS GmbH
In October
2024, UBS
AG entered
into an
agreement to
sell to
American Express
Swiss Holdings
GmbH (American
Express)
its 50
% interest
in Swisscard
AECS GmbH
(Swisscard), a
joint venture
in Switzerland
between UBS
AG and
American
Express, subject to certain closing conditions. Also in October 2024, UBS
AG entered into an agreement with Swisscard
to transition the Credit Suisse-branded card portfolios to UBS AG. In
2024, UBS AG recorded an expense of USD
41 m in
connection with the termination of
the Swisscard joint venture. In January
2025, UBS AG completed the
purchase of the
card
portfolios
and
recorded
an
expense
of
USD
180
m
related
to
this
purchase
and
a
gain
of
USD
64
m
related
to
UBS AG’s investment in Swisscard. As of 31 December 2025, the 50 % interest in Swisscard was presented as
Properties
and other non-current assets held for sale
and amounted to USD
299
m. In January 2026, UBS AG completed the
sale of
its 50
% interest in Swisscard and expects
to recognize a gain on sale
in the first quarter
of 2026. As previously disclosed,
this gain is expected to largely offset
the aforementioned effects related
to the prior Swisscard transactions recorded
in
2024 and 2025.
Sale of Select Portfolio Servicing
In March
2025, UBS AG
completed the sale
of Select Portfolio
Servicing, the US
mortgage servicing business
of Credit
Suisse, which is
managed in Non-core
and Legacy.
UBS AG recognized
a loss of
USD
11
m upon the
completion of the
transaction. As of
31 December 2024, the
associated assets and
liabilities were
presented as
Assets of disposal
groups
held for sale
and
Liabilities of
disposal groups
held for
sale
, respectively, and amounted
to USD
1,823
m and
USD
1,212 m,
respectively.
Collaboration with 360 ONE WAM Ltd and sale of wealth management business in India
In April 2025, UBS
AG entered into
a strategic collaboration with
360 ONE WAM
Ltd (360 ONE), one
of India’s largest
wealth and asset management firms. As part of
the agreement, UBS AG acquired
warrants for a
4.83 % interest in 360
ONE and sold its onshore
wealth management business in India to
360 ONE. Upon the completion of
the sale in 2025,
UBS AG recognized a gain of USD 33 m.
Sale of O’Connor business
In May
2025, UBS
Asset Management
(Americas) LLC
entered into
an agreement
to sell
its O’Connor
single-manager
hedge
fund,
private
credit
and
commodities
platform
to
Cantor
Fitzgerald.
On
31 December
2025,
UBS
Asset
Management
(Americas)
LLC
completed
the
first
closing
of
the
transaction.
In
connection
with
this
closing,
UBS
AG
recognized
a loss
of
USD
29
m in
2025. UBS
AG expects
to
complete the
transfer of
the remaining
funds in
the first
quarter of 2026 and does not expect to recognize any material profit or loss upon such completion.
Sale of a 36.01% stake in Credit Suisse Securities (China) Limited
In 2025, UBS AG completed the sale of a 36.01 % stake in a subsidiary, Credit Suisse Securities (China) Limited (CSS), to
Beijing State-Owned Assets Management Co., Ltd., and deconsolidated the entity. The sale resulted in a pre-tax gain of
USD 128 m. UBS AG retains a 14.99
% shareholding in CSS and accounts for
this minority interest as an investment in
an
associate.
Changes in organization
Merger of UBS AG and Credit Suisse AG
On
31 May 2024,
the merger
of
UBS AG
and Credit
Suisse AG
was completed.
UBS
AG succeeded
to all
rights and
obligations of Credit Suisse AG, including all outstanding Credit Suisse AG debt instruments.
The merger of UBS
AG and Credit Suisse
AG constitutes a business
combination under common control
accounted for
based on
the accounting policies
set out in
Note 1
to these financial
statements. The comparative
periods prior to
the
merger date have not
been restated, as the
transaction has been accounted
for prospectively since 31 May
2024, i.e. the
date on which the merger of UBS AG and Credit Suisse AG was effected.
Assets and liabilities
UBS AG accounted for the merger with Credit Suisse AG using the historic carrying values of the assets and liabilities of
Credit Suisse AG as at the date of the transaction (31 May 2024), determined under IFRS Accounting Standards.
–
No fair
value adjustments
were made
to assets
and liabilities
(which is
different to
the UBS
Group AG
consolidated
financial
statements
where
acquisition
method
accounting
was
required
under
IFRS
3,
Business
Combinations
,
on
31 May 2023 for the acquisition of Credit Suisse Group AG).
–
UBS AG has
elected to retain
historic accumulated depreciation
and impairment of
non-financial assets arising
since
31 May 2023, i.e. the date on which Credit Suisse AG came to be under the common control of UBS Group AG.
Expected credit loss
allowances and provisions
for performing and
credit-impaired exposures were recognized
under
IFRS 9.
– No new goodwill, intangible assets or contingent liabilities have been recognized as a result of the merger of UBS AG and Credit Suisse AG.
– Uniform accounting policies for like transactions and events have been applied throughout UBS AG and Credit Suisse
AG as of 31 May 2023 (the date of the acquisition of Credit Suisse Group AG by UBS Group AG).
UBS AG recognized
USD
489.3
bn of assets
and USD
429.7
bn of liabilities
of Credit Suisse
AG on 31 May
2024 as a
result
of the merger. Transactions between UBS AG and Credit
Suisse AG (USD
7.1 bn of assets and USD 24.8 bn of liabilities of
Credit Suisse AG) were eliminated from the aforementioned assets and liabilities.
Equity reserves
UBS AG
has taken
on the
carrying amount
of the
total IFRS
equity of
Credit Suisse
AG as
of 31 May
2024. This
was
allocated to the individual components of equity for UBS AG as follows:
–
The individual
equity reserve
balances of
Credit Suisse
AG recorded
from 31 May
2023 to
31 May 2024
have been
added to the corresponding equity reserves
of UBS AG, with the exception of
the foreign currency translation reserve.
–
UBS AG has elected
to reset the foreign
currency translation reserve. As
a result, the net investment
hedge accounting
reserve has
been added
to Retained earnings
as if
no net
investment hedge accounting
had been
applied by Credit
Suisse. The remaining balance of the foreign currency translation reserve was then added to Share premium.
–
Equity reserve balances
of Credit Suisse
AG recorded prior
to 31 May 2023
(i.e. the date
on which Credit
Suisse AG
came under the common control of UBS Group AG) have not been individually retained.
–
The difference between the net
carrying value of the Credit
Suisse AG assets and liabilities
as of 31 May 2024 and the
individual
equity
reserve
balances
established
as
outlined
above
has
been
recognized
as
an
adjustment
to
Share
premium (reflecting
the contribution
of the Credit
Suisse AG
business to
UBS AG from
the common
parent, UBS
Group
AG).
UBS
AG
recognized USD
41.4
bn
of
equity attributable
to
shareholders
and
USD
0.5
bn
of
equity attributable
to
non-
controlling interests of Credit Suisse AG on 31 May 2024 as a result of the merger.
Other changes related to legal structure integration
On 7 June
2024, the transition
to a
single US intermediate
holding company was
completed. In
the second quarter
of
2025,
Credit
Suisse
Holdings
(USA),
Inc.
merged
with
UBS
Americas
Inc,
and
Credit
Suisse
Securities
(USA)
LLC
was
deregistered as a broker-dealer.
On 1 July 2024, the merger of UBS
Switzerland AG and Credit Suisse (Schweiz)
AG was completed. UBS Switzerland AG
succeeded to all rights and obligations of Credit Suisse (Schweiz) AG.
›
Refer to the “Integration of Credit Suisse” section of this report for more information